UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21319

 NAME OF REGISTRANT:                     CALAMOS CONVERTIBLE & HIGH
                                         INCOME FUND



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563-2787

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John P. Calamos, Sr., President
                                         Calamos Advisors LLC
                                         2020 Calamos Court
                                         Naperville, IL 60563-2787

 REGISTRANT'S TELEPHONE NUMBER:          (630) 245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


Calamos Convertible & High Income Fund
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN INTERNATIONAL GROUP, INC.                                                          Agenda Number:  934630117
--------------------------------------------------------------------------------------------------------------------------
        Security:  026874784
    Meeting Type:  Annual
    Meeting Date:  28-Jun-2017
          Ticker:  AIG
            ISIN:  US0268747849
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: W. DON CORNWELL                     Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: BRIAN DUPERREAULT                   Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: PETER R. FISHER                     Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: JOHN H. FITZPATRICK                 Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: WILLIAM G. JURGENSEN                Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: CHRISTOPHER S. LYNCH                Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: SAMUEL J. MERKSAMER                 Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: HENRY S. MILLER                     Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: LINDA A. MILLS                      Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON                Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: RONALD A. RITTENMEYER               Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND                Mgmt          For                            For

1M.    ELECTION OF DIRECTOR: THERESA M. STONE                    Mgmt          For                            For

2.     TO VOTE, ON A NON-BINDING ADVISORY BASIS,                 Mgmt          For                            For
       TO APPROVE EXECUTIVE COMPENSATION.

3.     TO ACT UPON A PROPOSAL TO AMEND AND RESTATE               Mgmt          For                            For
       AIG'S AMENDED AND RESTATED CERTIFICATE OF
       INCORPORATION TO RESTRICT CERTAIN TRANSFERS
       OF AIG COMMON STOCK IN ORDER TO PROTECT
       AIG'S TAX ATTRIBUTES.

4.     TO ACT UPON A PROPOSAL TO RATIFY THE                      Mgmt          For                            For
       AMENDMENT TO EXTEND THE EXPIRATION OF THE
       AMERICAN INTERNATIONAL GROUP, INC. TAX
       ASSET PROTECTION PLAN.

5.     TO ACT UPON A PROPOSAL TO RATIFY THE                      Mgmt          For                            For
       SELECTION OF PRICEWATERHOUSECOOPERS LLP AS
       AIG'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2017.




--------------------------------------------------------------------------------------------------------------------------
 GILEAD SCIENCES, INC.                                                                       Agenda Number:  934558810
--------------------------------------------------------------------------------------------------------------------------
        Security:  375558103
    Meeting Type:  Annual
    Meeting Date:  10-May-2017
          Ticker:  GILD
            ISIN:  US3755581036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: JOHN F. COGAN, PH.D.                Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: KELLY A. KRAMER                     Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: KEVIN E. LOFTON                     Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: JOHN C. MARTIN, PH.D.               Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: JOHN F. MILLIGAN,                   Mgmt          For                            For
       PH.D.

1F.    ELECTION OF DIRECTOR: NICHOLAS G. MOORE                   Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: RICHARD J. WHITLEY,                 Mgmt          For                            For
       M.D

1H.    ELECTION OF DIRECTOR: GAYLE E. WILSON                     Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: PER WOLD-OLSEN                      Mgmt          For                            For

2.     RATIFICATION OF THE SELECTION OF                          Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.

3.     RESTATEMENT OF THE GILEAD SCIENCES, INC.                  Mgmt          For                            For
       2004 EQUITY INCENTIVE PLAN.

4.     ADVISORY VOTE TO APPROVE THE COMPENSATION                 Mgmt          For                            For
       OF OUR NAMED EXECUTIVE OFFICERS.

5.     ADVISORY VOTE AS TO THE FREQUENCY OF FUTURE               Mgmt          1 Year                         For
       ADVISORY SHAREHOLDER VOTES ON EXECUTIVE
       COMPENSATION.

6.     STOCKHOLDER PROPOSAL REQUESTING THAT THE                  Shr           Against                        For
       BOARD TAKE STEPS TO PERMIT STOCKHOLDER
       ACTION BY WRITTEN CONSENT.

7.     STOCKHOLDER PROPOSAL REQUESTING THAT THE                  Shr           Against                        For
       BOARD ADOPT A POLICY THAT THE CHAIRMAN OF
       THE BOARD OF DIRECTORS BE AN INDEPENDENT
       DIRECTOR.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         CALAMOS CONVERTIBLE & HIGH INCOME FUND
By (Signature)       /s/ John P. Calamos, Sr.
Name                 John P. Calamos, Sr.
Title                President
Date                 08/11/2017